U.S. GLOBAL INVESTORS FUNDS
Three Canal Plaza, Suite 600

Portland, ME 04101

February 28, 2024

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	U.S. Global Investors Funds (the “Trust” or “Registrant”) File Nos. 002-35439/811-01800 Post-Effective Amendment (“PEA”) No. 147

Dear Sir or Madam:

Pursuant to the Securities Act of 1933, as amended, and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Registrant, is Post-Effective Amendment No. 147 to the Registrant’s currently effective registration statement on Form N-1A relating to Global Luxury Goods Fund, Global Resources Fund, Gold and Precious Metals Fund, Near-Term Tax Free Fund, U.S. Government Securities Ultra-Short Bond Fund and World Precious Minerals Fund (together, the "Funds"). This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The primary purposes of this filing are to incorporate prospective changes to the investment advisory fee arrangements that may be construed as “material” changes, which changes remain subject to shareholder approval, and make other non-material changes to the Funds’ prospectus and statement of additional information.

The Registrant has elected that this filing be automatically effective on April 29, 2024, pursuant to Rule 485(a)(1) under the 1933 Act.

If you have any questions or comments concerning the foregoing, please contact me at (207) 347-2076 or by email at zac.tackett@apexgroup.com.

Sincerely,

/s/ Zachary R. Tackett
Zachary R. Tackett
President to the Registrant
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